Long-Duration Insurance Contracts Relating to Life Insurance Operations	12 Months Ended
Mar. 31, 2026
Insurance [Abstract]
Long-Duration Insurance Contracts Relating to Life Insurance Operations
24. Long-Duration Insurance Contracts Relating to Life Insurance Operations
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025			March 31, 2026
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥873,038	¥1,306,719	¥389,664	¥855,431	¥1,162,214	¥345,932

Beginning balance at original discount rate	858,959	1,289,145	424,186	877,300	1,216,705	368,846

Effect of changes in cash flow assumptions	(9,660)	(7,648)	66	(19,239)	(18,434)	(17,187)
Effect of actual variances from expected experience	984	812	(3,193)	871	4,687	(1,017)

Adjusted beginning balance	850,283	1,282,309	421,059	858,932	1,202,958	350,642

Issuances	130,605	34,189	31,717	127,215	24,195	29,171
Interests	10,568	17,489	12,323	11,351	16,684	11,058
Net premium earned	(116,850)	(116,049)	(62,788)	(127,464)	(113,506)	(63,084)
Actual variances from cash flow assumptions	(437)	(770)	(1,231)	(936)	(665)	(589)
Derecognition	3,131	(463)	(27,567)	(3,720)	4,952	(10,539)
Effect of changes in foreign exchange rate	0	0	(4,667)	0	0	22,426

Ending balance at original discount rate	877,300	1,216,705	368,846	865,378	1,134,618	339,085

Effect of changes in discount rates	(21,869)	(54,491)	(22,914)	(61,982)	(135,569)	(15,470)

Ending balance	¥855,431	¥1,162,214	¥345,932	¥803,396	¥999,049	¥323,615

	Millions of yen
	2025			2026
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,565,877	¥1,844,599	¥447,081	¥1,511,436	¥1,659,960	¥442,939

Beginning balance at original discount rate	1,658,143	1,895,730	659,217	1,750,912	1,878,075	650,005

Effect of changes in cash flow assumptions	(10,284)	(8,470)	81	(20,056)	5,429	(20,141)

Adjusted beginning balance	1,647,859	1,887,260	659,298	1,730,856	1,883,504	629,864

Issuances	130,605	34,189	31,717	127,215	24,195	29,171
Interests	24,463	27,997	19,385	26,152	28,183	19,736
Insurance claims paid	(57,099)	(72,044)	(18,634)	(61,802)	(77,181)	(14,131)
Actual variances from cash flow assumptions	(9,571)	(8,287)	13,086	(9,699)	(2,030)	6,037
Derecognition	14,655	8,960	(46,693)	6,897	15,785	(19,310)
Effect of changes in foreign exchange rate	0	0	(8,154)	0	0	45,312

Ending balance at original discount rate	1,750,912	1,878,075	650,005	1,819,619	1,872,456	696,679

Effect of changes in discount rates	(239,476)	(218,115)	(207,066)	(449,036)	(527,974)	(201,355)

Ending balance	¥1,511,436	¥1,659,960	¥442,939	¥1,370,583	¥1,344,482	¥495,324

Net liability for future policy benefits	¥656,005	¥497,746	¥97,007	¥567,187	¥345,433	¥171,709
Deferred profit liabilities	61,448	74,962	37,340	74,053	66,559	52,683

Subtotal	717,453	572,708	134,347	641,240	411,992	224,392

Less: Reinsurance recoverable	196	0	0	162	0	0

The liability for future policy benefits, after reinsurance recoverable	¥717,257	¥572,708	¥134,347	¥641,078	¥411,992	¥224,392

The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2025 and 2026:

	Millions of yen
	2025	2026
Yen-denominated insurance (First Sector)	¥717,257	¥641,078
Yen-denominated insurance (Third Sector)	572,708	411,992
Foreign currency denominated insurance	134,347	224,392

Subtotal	1,424,312	1,277,462

Policy account balances for single-payment whole life insurance	134,572	304,541
Fixed annuities and annuitization benefits	119,093	101,782
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	136,257	138,027
Others*	133,813	121,898

Total	¥1,948,047	¥1,943,710

*	Others include unearned premiums and liabilities for unpaid claims.
The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2025 and 2026 are as follows:

	Millions of yen
	2025		2026
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,551,749	¥1,362,111	¥1,567,367	¥1,297,608
Expected future policy benefits and expenses	2,532,638	1,511,436	2,621,312	1,370,583

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,456,942	2,003,392	2,293,632	1,713,873
Expected future policy benefits and expenses	2,552,133	1,659,960	2,637,437	1,344,482

Foreign currency denominated insurance
Expected future gross premiums	617,771	493,328	583,537	478,421
Expected future policy benefits and expenses	1,288,727	442,939	1,340,021	495,324

For the fiscal year ended March 31, 2025 and 2026, the effects of net premium exceeding gross premiums in certain cohorts are immaterial in earnings for the respective periods.

The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the fiscal year ended March 31, 2024, 2025 and 2026 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2024		Fiscal Year ended March 31, 2025		Fiscal Year ended March 31, 2026
	Gross premiums	Interest expense	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥168,805	¥13,142	¥184,650	¥13,895	¥202,621	¥14,801
Yen-denominated insurance (Third Sector)	205,787	9,720	199,809	10,509	193,321	11,499
Foreign currency denominated insurance	82,332	5,243	87,400	7,062	90,734	8,679

Total	¥456,924	¥28,105	¥471,859	¥31,466	¥486,676	¥34,979

The weighted average discount rates for the liability for future policy benefits as of March 31, 2025 and 2026 are as follows:

	Weighted average rate
	2025	2026
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.8%	1.9%
Weighted average of the current discount rates	2.7	4.0

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	2.7	4.2

Foreign currency denominated insurance
Weighted average of the original discount rates	3.3	3.4
Weighted average of the current discount rates	5.9	6.0

The weighted average duration of the liability for future policy benefit as of March 31, 2025 and 2026 are as follows:

	Years
	2025	2026
Yen-denominated insurance (First Sector)	35.1	30.6
Yen-denominated insurance (Third Sector)	32.5	34.2
Foreign currency denominated insurance	33.5	29.5

Assumptions for calculating the liability for future policy benefits include assumptions related to mortality, morbidity, lapse rates and discount rates. The Company and its subsidiaries reviewed their assumptions, recognized variances between actual and forecasted results and updated the assumptions during fiscal 2025 and 2026 as follows.

•	Yen-denominated insurance (First Sector)
During fiscal 2025 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and lapse rates.

During fiscal 2026 the Company and its subsidiaries updated expected mortality and lapse rates due to the lower-than-expected mortality and the higher-than-expected lapse rates.

•	Yen-denominated insurance (Third Sector)
During fiscal 2025 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and lapse rates. The actual morbidity excluding deemed hospitalization was lower-than-expected ever after reclassification of the legal category of
COVID-19
by Japanese government. However, the relevant morbidity assumptions were not updated because the Company and its subsidiaries believe further observations are needed to determine whether such an assumption is temporary or permanent.
During fiscal 2026 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and lapse rates. In addition, the relevant morbidity assumptions were updated because the actual morbidity excluding deemed hospitalization remained lower-than-expected ever after reclassification of the legal category of
COVID-19
by Japanese government.

•	Foreign currency denominated insurance
During fiscal 2025 the Company and its subsidiaries updated expected mortality rates due to the different-from-expected mortality rates. In addition, lapse rates were higher-than-expected due to the impact of rapid exchange rate fluctuations. However, the relevant lapse rates were not updated because the Company and its subsidiaries believe further observations are needed to determine whether such an assumption is temporary or permanent.
During fiscal 2026 the Company and its subsidiaries used mortality assumptions generally consistent with those of the previous fiscal year, reflecting that actual mortality was broadly in line with expectations. In addition, lapse rates were updated due to higher-than-expected lapse rates, although the impact of rapid exchange rate fluctuations has subsided.
The market data underlying the discount rate was updated quarterly for both the fiscal year ended March 31, 2025 and for fiscal 2026.
For the effect of the changes in assumptions on expected net premiums and expected future policy benefits, see “Effect of changes in cash flow assumptions” and “Effect of changes in discount rates” in the tables that represent balances of and changes in the liability for future policy benefits.

The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2025 and 2026:

	Millions of yen
	2025
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥82,341	¥169,581	¥53,812	¥0	¥305,734

Capitalization	13,431	9,180	6,633	6,627	35,871
Amortization	(6,411)	(10,072)	(2,689)	(43)	(19,215)
Effect of changes in foreign exchange rate	0	0	(605)	(137)	(742)

Others*	0	0	0	(5,808)	(5,808)

Ending balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

	Millions of yen
	2026
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

Capitalization	17,649	7,784	6,504	7,332	39,269
Amortization	(7,120)	(10,006)	(3,018)	(548)	(20,692)
Effect of changes in foreign exchange rate	0	0	4,278	917	5,195
Others*	0	0	0	(6,720)	(6,720)

Ending balance	¥99,890	¥166,467	¥64,915	¥1,620	¥332,892

*	Others include adjustments of reinsurance.
Deferred policy acquisition costs are amortized over the expected term of the policies on a constant-level basis. The assumptions used for the amortization of deferred policy acquisition costs are consistent with the assumptions for the liability for future policy benefits. The underlying assumptions for deferred policy acquisition costs and the liability for future policy benefits are updated at the same time. In addition, deferred policy acquisition costs are included in other assets in the consolidated balance sheets.
The following table presents policy account balances for single-payment whole life insurance and fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2025 and 2026.

	Millions of yen
	2025
Range of minimum guaranteed interest rates	Minimum guarantees	Above minimum guarantees
		50-150bp	150bp or more
0.00% - less than 1.50%	¥111,626	¥7,421	¥127,151
1.50 % or more	7,467	0	0
Total	¥119,093	¥7,421	¥127,151

	Millions of yen
	2026
Range of minimum guaranteed interest rates	Minimum guarantees	Above minimum guarantees
		50-150bp	150bp or more
0.00% - less than 1.50%	¥94,313	¥17,947	¥286,594
1.50% or more	7,469	0	0

Total	¥101,782	¥17,947	¥286,594

The following table provides information about single-payment whole life insurance for the fiscal year ended March 31, 2025 and 2026.

	Millions of yen
	2025	2026
Beginning balance	¥0	¥134,572

New contract	136,863	148,468
Surrenders and partial surrenders	(66)	(6,555)
Benefit payments and lump sum payments, etc.	(49)	(950)
Policy charges	(188)	(2,107)
Interests	1,072	11,793
Effect of changes in foreign exchange rate	(3,060)	19,320

Ending balance	¥134,572	¥304,541

	2025	2026
Weighted average guaranteed interest rate (%)	3.9	5.5
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	127,659	292,731
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2025 and 2026.

	Millions of yen
	2025	2026
Beginning balance	¥138,419	¥119,093

Transfer in	9,381	9,865
Surrenders and partial surrenders	(85)	(112)
Benefit payments and lump sum payments, etc.	(28,912)	(27,213)
Policy charges	(214)	(203)
Transfer out	(373)	(393)
Interests	895	786
Others	(18)	(41)

Ending balance	¥119,093	¥101,782

	2025	2026
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	113,492	96,433

The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2025 and 2026:

	Millions of yen
	2025	2026
Beginning balance	¥167,207	¥136,257

Effect of changes other than through net income and other comprehensive income	(23,706)	(23,553)
Surrenders and withdrawals	(4,924)	(4,881)
Transfer in	(6,902)	(7,833)
Benefit payments	(11,851)	(10,748)
Others	(29)	(91)

Changes through net income	(7,292)	25,594
Effect of changes in fair value of corresponding investment assets	(3,538)	33,288
Fee income	(3,590)	(3,397)
Effect of changes in fair value of market risk benefits	(164)	(4,297)

Changes through other comprehensive income	48	(271)
Effect of changes in the instrument-specific credit risk	48	(271)

Ending balance	¥136,257	¥138,027

	Millions of yen
	2025	2026
Policy account balances	¥136,662	¥143,000
Market risk benefits	(405)	(4,973)

Total	¥136,257	¥138,027